FIRST INVESTORS LIFE SERIES OPPORTUNITY FUND
FIRST INVESTORS LIFE SERIES OPPORTUNITY FUND
Investment Objective:
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investments in the Fund can only be made through a variable annuity contract or life insurance policy offered by a participating insurance company. This table does not reflect the fees and expenses that are or may be imposed by a variable annuity contract or life insurance policy for which the Fund is an investment option. For information regarding those fees and expenses, please refer to the applicable variable annuity contract or life insurance policy prospectus. If those fees and expenses were included, the overall fees and expenses shown in the table would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FIRST INVESTORS LIFE SERIES OPPORTUNITY FUND First Investors Life Series Opportunity Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	FIRST INVESTORS LIFE SERIES OPPORTUNITY FUND First Investors Life Series Opportunity Fund
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.01%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The table below does not include the fees or expenses that are or may be imposed by a variable annuity contract or life insurance policy for which the Fund is an investment option. If they were included, the expenses shown in the table below would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
FIRST INVESTORS LIFE SERIES OPPORTUNITY FUND First Investors Life Series Opportunity Fund	103	322	558	1,236

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies:
The Fund invests primarily in mid- and small-size companies that the Fund’s investment adviser, First Investors Management Company, Inc., believes offer strong growth opportunities. The Fund may continue to hold stocks of companies that grow into larger companies and may also invest opportunistically in larger companies.

The Fund uses a “bottom-up” approach to selecting investments. The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced. The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

The Fund may sell a stock if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may also sell a stock if it grows into a large, well-established company, although it may also continue to hold such a stock irrespective of its size.

Principal Risks:
You can lose money by investing in the Fund. There is no guarantee that the Fund will meet its investment objective. Here are the principal risks of investing in the Fund:

Market Risk. Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss when selling securities to meet redemption requests by shareholders.

Mid-Size and Small-Size Company Risk. The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult for the Fund to sell mid- to small-size company stocks at reasonable prices.

Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for the 1 year and life of Fund periods compare to those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart and table do not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest. If they were included, the returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 11.93% (for the quarter ended March 31, 2013) and the lowest quarterly return was -2.51% (for the quarter ended September 30, 2014).
Average Annual Total Returns For Periods Ended December 31, 2014
Average Annual Returns FIRST INVESTORS LIFE SERIES OPPORTUNITY FUND	1 Year	Life of Fund*
First Investors Life Series Opportunity Fund	5.73%	21.56%	[1]
S&P Mid-Cap 400 Index (reflects no deduction for fees, expenses or taxes)	9.77%	21.19%	[1]
[1]	The average annual total returns shown are for the period since the Fund's commencement on December 17, 2012.